Subsequent events (Details)					1 Months Ended			3 Months Ended	6 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($) shares tanker payment $ / shares	Sep. 29, 2020 USD ($)	Sep. 09, 2020	Jun. 01, 2020	Sep. 30, 2020 USD ($) tanker	Jul. 31, 2020 USD ($) tanker payment	Jan. 31, 2020 shares $ / shares	Sep. 30, 2020 USD ($) tanker	Jun. 30, 2020 USD ($) shares tanker $ / shares	Jun. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) tanker	Aug. 31, 2020 USD ($)	Dec. 31, 2019 $ / shares	Sep. 26, 2019 vessel	May 31, 2015 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Repayments									$ 381,657,000	$ 166,755,000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 0.10
Entity's shares acquired (in shares) | shares									0
Repayments of borrowings, classified as financing activities									$ 381,657,000	$ 166,755,000
Trafigura Transaction [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel														19
Number of vessels | vessel														19
Common stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock, par value (in dollars per share) | $ / shares									$ 0.01				$ 0.01
Common stock [Member] | New $250 Million Securities Repurchase Program [Member] | Major ordinary share transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Authorized amount of share repurchase	$ 250,000,000				$ 250,000,000			$ 250,000,000			$ 250,000,000
Common stock [Member] | 2015 Securities Repurchase Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Authorized amount of share repurchase															$ 250,000,000
Common stock [Member] | 2015 Securities Repurchase Program [Member] | Major ordinary share transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock, par value (in dollars per share) | $ / shares	$ 11.18
Entity's shares acquired (in shares) | shares	1,170,000
Purchase of treasury shares	$ 13,100,000
Convertible Senior Notes Due 2022 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate				0.02602000					0.02587630
Convertible Senior Notes Due 2022 [Member] | Major ordinary share transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate			0.02624630
Borrowings, Increase in conversion rate			0.00022630
Convertible Senior Notes Due 2022 [Member] | Convertible Senior Notes repurchase [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repurchase of notes, face amount								52,300,000
Aggregate principal amount notes issued	$ 46,700,000				$ 46,700,000			46,700,000			46,700,000
Average price per note								894.12
Principal amount								1,000
2017 Credit Facility [Member] | Lease Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, bareboat charter term						7 years
Bareboat charter, fixed payment | payment						28
$49.7 Million Lease Financing [Member] | Borrowings Drawn [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, bareboat charter term					7 years
Restricted Stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares									469,680
Weighted average grant date fair value, granted (in USD per share) | $ / shares							$ 36.73		$ 36.73
Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares							469,680
Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | First vesting percentage [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage									33.00%
Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Second vesting percentage [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage									33.00%
Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Third vesting percentage [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage									33.00%
Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Major ordinary share transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments granted in share-based payment arrangement | shares	220,500
Weighted average grant date fair value, granted (in USD per share) | $ / shares	$ 11.15
Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Major ordinary share transactions [Member] | First vesting percentage [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage					33.33%
Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Major ordinary share transactions [Member] | Second vesting percentage [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage					33.33%
Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Major ordinary share transactions [Member] | Third vesting percentage [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage					33.33%
SSH Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Major ordinary share transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments granted in share-based payment arrangement | shares	141,900
Weighted average grant date fair value, granted (in USD per share) | $ / shares	$ 11.15
SSH Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Major ordinary share transactions [Member] | First vesting percentage [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage					33.33%
SSH Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Major ordinary share transactions [Member] | Second vesting percentage [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage					33.33%
SSH Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Major ordinary share transactions [Member] | Third vesting percentage [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vested shares percentage					33.33%
MR [Member] | Trafigura Transaction [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, bareboat charter term	8 years
MR [Member] | $12,0 Million Scrubber Financing [Member] | Lease Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 12,000,000.0				$ 12,000,000.0			$ 12,000,000.0			$ 12,000,000.0
Number of vessels | tanker	6				6			6			6
Repayment profile term | payment	12
Scrubber Cost	$ 2,000,000.0
Number of vessels | tanker	6				6			6			6
Exhaust Gas cleaning System [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | tanker									61
Number of vessels | tanker									61
STI Solace [Member] | BCFL Lease Financing (LR2s) [Member] | Lease Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 1,800,000
STI Osceola, STI Potomac and STI Lombard [Member] | ING Credit Facility [Member] | Borrowings Drawn [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 3,300,000
Number of vessels | tanker						3
Number of vessels | tanker						3
STI Black Hawk and STI Notting Hill [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | tanker						2
Number of vessels | tanker						2
STI Black Hawk and STI Notting Hill [Member] | ING Credit Facility [Member] | Borrowings Drawn [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 2,600,000
STI Connaught [Member] | ABN / SEB Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						1,600,000
STI Gratitude [Member] | CSSC Lease Financing [Member] | Borrowings Drawn [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings												$ 1,600,000
STI Orchard [Member] | Senior Secured Term Loan Facility - BNPP Sinosure Credit Facility [Member] | Borrowings Drawn [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 24,900,000				$ 24,900,000			$ 24,900,000			$ 24,900,000
Number of vessels | tanker	13				13			13			13
Number of vessels | tanker	13				13			13			13
STI Orchard [Member] | KEXIM Credit Facility [Member] | Borrowings Drawn [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments											$ 16,200,000
Repayments of borrowings, classified as financing activities											16,200,000
STI Pride And STI Providence [Member] | Senior Secured Term Loan Facility - $225 Million Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 43,700,000				$ 43,700,000			$ 43,700,000			43,700,000
STI Pride And STI Providence [Member] | CMBFL Lease Financing [Member] | Borrowings Drawn [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments											54,000,000.0
Repayments of borrowings, classified as financing activities											54,000,000.0
Leblon and STI Bosphorus, [Member] | CMBFL Lease Financing [Member] | Borrowings Drawn [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	45,400,000				45,400,000			45,400,000			45,400,000
Leblon and STI Bosphorus, [Member] | 2017 Credit Facility [Member] | Borrowings Drawn [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments	30,100,000
Repayments of borrowings, classified as financing activities	30,100,000
Leblon and STI Bosphorus, [Member] | MR [Member] | CMBFL Lease Financing [Member] | Lease Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 45,400,000				$ 45,400,000			$ 45,400,000			$ 45,400,000
Number of vessels | tanker	2				2			2			2
Number of vessels | tanker	2				2			2			2
Leblon and STI Bosphorus, [Member] | MR [Member] | 2017 Credit Facility [Member] | Lease Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | tanker	2				2			2			2
Number of vessels | tanker	2				2			2			2
STI San Telmo, STI Donald C. Trauscht, STI Esles II and STI Jardin [Member] | MR [Member] | SPDB Financial Leasing Co. [Member] | Lease Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 93,600,000				$ 93,600,000			$ 93,600,000			$ 93,600,000
Number of vessels | tanker	4				4			4			4
Number of vessels | tanker	4				4			4			4
STI Galata and STI La Boca [Member] | MR [Member] | $49.7 Million Lease Financing [Member] | Lease Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 49,700,000				$ 49,700,000			$ 49,700,000			$ 49,700,000
Number of vessels | tanker	2				2			2			2
Repayment profile term | payment	28
Number of vessels | tanker	2				2			2			2
STI Telmo and STI Donald C Trauscht [Member] | MR [Member] | SPDB Financial Leasing Co. [Member] | Lease Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment profile term | payment	28
STI Esles II and STI Jardins [Member] | MR [Member] | SPDB Financial Leasing Co. [Member] | Lease Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment profile term | payment	32
STI Onyx [Member] | BCFL Lease Financing (MRs and LR2) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						1,900,000
STI Gramercy, STI Oxford and STI Queens [Member] | $116.0 Million Lease Financing [Member] | Borrowings Drawn [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 5,700,000
Number of vessels | tanker						3
Number of vessels | tanker						3